Prepayments and Other Assets, Net - Schedule of Other Receivables, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Schedule of Other Receivables [Abstract]
Other receivables		$ 137,811		$ 94,667
Less: Allowance for credit losses		(20,416)
Other receivables, net	¥ 117,395	$ 117,395	¥ 94,667	$ 94,667